Schedule of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	¥ 354	¥ 720	¥ 692
Short-term lease expense	232	18	91
Total lease expense	¥ 586	¥ 738	¥ 783